Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Non-current Assets
Rental and other deposits	¥ 1,678		¥ 8,845
Prepaid expenses	528		1,373
Prepaid land use right	6,300
Others			599
Other Non-current Assets	¥ 8,506	$ 1,335	¥ 10,817